Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document And Entity Information
Entity Registrant Name	DSI Realty Income Fund XI
Entity Central Index Key	0000844048
Document Type	10-Q
Document Period End Date	Jun. 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	20,000
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011